PROVISIONS AND CONTINGENCIES - MOVEMENTS IN PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current provisions for liabilities [member]
Disclosure of other provisions [line items]
Additions	$ 21,769	$ 22,074
Acquisition of new entities	0	0
Payments	12,745	7,665
Reversal	8,500	16,135
Transfers	0	(81)
Translations differences	(766)	(4,466)
Other provisions	24,295	24,537	$ 30,810
Non-current provisions for taxes [member]
Disclosure of other provisions [line items]
Additions	3,275	6,185
Acquisition of new entities	0	0
Payments	386	243
Reversal	9,830	6,354
Transfers	0	82
Translations differences	(536)	(2,632)
Other provisions	9,394	16,871	19,833
Non-current provisions for dismantling [member]
Disclosure of other provisions [line items]
Additions	1,464	994
Acquisition of new entities	0	0
Payments	0	1
Reversal	0	174
Transfers	0	(383)
Translations differences	(295)	(1,255)
Other provisions	9,599	8,430	9,249
Non-current other provisions [member]
Disclosure of other provisions [line items]
Additions	4,658	371
Acquisition of new entities	0	0
Payments	27	151
Reversal	226	1,044
Transfers	(296)	(1)
Translations differences	(407)	867
Other provisions	5,038	1,336	1,294
Current provisions for liabilities [member]
Disclosure of other provisions [line items]
Additions	16,249	4,015
Acquisition of new entities	0	0
Payments	12,728	2,139
Reversal	56	479
Transfers	1	0
Translations differences	(953)	(2,920)
Other provisions	11,533	9,020	10,543
Current provisions for taxes [member]
Disclosure of other provisions [line items]
Additions	9	0
Acquisition of new entities	0	0
Payments	474	0
Reversal	8	2,959
Transfers	0	0
Translations differences	20	(227)
Other provisions	2,002	2,455	5,641
Current provisions for dismantling [member]
Disclosure of other provisions [line items]
Additions	27	19
Acquisition of new entities	0	0
Payments	0	0
Reversal	59	312
Transfers	296	383
Translations differences	(10)	(30)
Other provisions	314	60	0
Current other provisions [member]
Disclosure of other provisions [line items]
Additions	4,878	6,925
Acquisition of new entities	0	0
Payments	6,925	65
Reversal	0	2,002
Transfers	(1)	0
Translations differences	(545)	(227)
Other provisions	$ 4,922	$ 7,515	$ 2,884